INCOME TAXES (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards	$ 17.4
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 1.8	$ 1.2
Operating Loss Carry forwards Valuation Allowance Percentage	100.00%
Operating Loss Carryforward Expiration Dates	expire from 2013 through 2032